Note 10 - Income Tax Provision (Details Textual) - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement Line Items [Line Items]
Tax income (expense)	$ 3,459,000	$ 1,847,000	$ 7,240,000	$ 3,909,000
Net deferred tax assets	$ 530,000		$ 530,000
Applicable tax rate			27.00%	27.00%